Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		11 Months Ended	12 Months Ended
	Jul. 20, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Jan. 11, 2023	Jan. 10, 2023
Warrants [Abstract]
Proceeds from issuance of warrants	$ 26,000
Warrant exercise price (in dollars per share)	$ 0.0001
Net proceeds	$ 23,851
Special Dividend Q4 2022 [Member]
Warrants [Abstract]
Dividend payable (in dollars per share)						$ 1
Class A Warrant [Member]
Warrants [Abstract]
Shares issued upon exercise of warrants (in shares)		258,030	779,200
Proceeds from issuance of warrants			$ 1,883
Warrants outstanding (in shares)			6,962,770	6,962,770
Warrant exercise price (in dollars per share)	$ 3.25				$ 2.25
Warrants issued (in shares)	8,000,000
Warrants expiration period				Jul. 31, 2027
Net proceeds		$ 829
Common Stock [Member]
Warrants [Abstract]
Number of securities called by warrants (in shares)	8,000,000